Risk management - Hedge of a net investment in a foreign operation (Details) - Hedge of a net investment in a foreign operation $ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 COP ($)	Dec. 31, 2023 COP ($)
Risk management
Opening balance		$ 3,140,684	$ 9,354,071
Exchange difference		3,571,287	(8,973,470)
Deferred income tax (Note 10)		(1,382,016)	2,760,083
Closing balance	$ 10,695	$ 5,329,955	3,140,684
Hedging instrument assets	10,695		$ 3,140,684
Ecopetrol Business Group
Risk management
Closing balance	10,365
Hedging instrument assets	10,365
ISA Colombia
Risk management
Closing balance	330
Hedging instrument assets	$ 330